SUMMARY OF COMMON STOCK WARRANT ACTIVITY (Details) - Common Stock [Member] - Warrant [Member] - $ / shares	9 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Series F Preferred Warrants, Outstanding Beginning balance	314,217,451
Weighted Average Exercise Price, Oustanding Beginng balance	$ 0.114
Weighted Average Remaining Years, Outstanding, (in years)	1 year 2 months 12 days	1 year 11 months 12 days
Number of Warrants, Issued
Weighted Average Exercise Price, Issued
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Forfeited and cancelled
Weighted Average Exercise Price, Forfeited and cancelled
Number of Series F Preferred Warrants, Outstanding Ending balance	314,217,451
Weighted Average Exercise Price, Oustanding Ending balance	$ 0.114